CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Class A [Member] CNY (¥) shares	Common Class A [Member] USD ($) shares	Common Class B [Member] CNY (¥) shares	Common Class B [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Treasury Stock [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Parent [Member] CNY (¥)	Parent [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)
Balance at Dec. 31, 2014	¥ 2,247,953		¥ 42		¥ 180		¥ 2,008,190			¥ 2,201		¥ 141,471		¥ 2,152,084		¥ 95,869
Balance (in shares) at Dec. 31, 2014 | shares			260,045,912	260,045,912	1,095,456,652	1,095,456,652
Net (loss) income	174,637											176,347		176,347		(1,710)
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders			¥ 11		¥ (11)
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders,shares | shares			69,100,000	69,100,000	(69,100,000)	(69,100,000)
Share-based compensation	315,874						315,083							315,083		791
Exercise and vesting of share-based awards	3,957		¥ 2		¥ 1		3,954							3,957
Exercise and vesting of share-based awards,shares | shares			14,527,696	14,527,696	8,680,687	8,680,687
Issuance of ordinary shares for business acquisition	23,309						23,309							23,309
Issuance of ordinary shares for business acquisition,shares | shares			2,173,039	2,173,039
Issuance of ordinary shares in relation to investment in an equity investee	64,110		¥ 1				64,109							64,110
Issuance of ordinary shares in relation to investment in an equity investee,shares | shares			4,552,090	4,552,090
Other comprehensive income	118,430									116,915				116,915		1,515
Share of reserves of an equity investee	576						576							576
Noncontrolling interest in connection with business acquisitions (Note 3)	62,224															62,224
Capital contribution from a noncontrolling interest shareholder	3,375						1,686							1,686		1,689
Balance at Dec. 31, 2015	3,014,445		¥ 56		¥ 170		2,416,907			119,116		317,818		2,854,067		160,378
Balance (in shares) at Dec. 31, 2015 | shares			350,398,737	350,398,737	1,035,037,339	1,035,037,339
Net (loss) income	(56,707)											(80,525)		(80,525)		23,818
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders			¥ 7		¥ (7)
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders,shares | shares			43,385,700	43,385,700	(43,385,700)	(43,385,700)
Share-based compensation	305,828						305,689							305,689		139
Exercise and vesting of share-based awards	21,915		¥ 2		¥ 2		21,911							21,915
Exercise and vesting of share-based awards,shares | shares			12,506,416	12,506,416	11,675,334	11,675,334
Other comprehensive income	112,025									109,029				109,029		2,996
Share of reserves of an equity investee	240						240							240
Share purchase from noncontrolling interest shareholders (note 3)	(8,007)						(6,109)							(6,109)		(1,898)
Repurchase of common stock (note 21)	(178,991)								¥ (178,991)					(178,991)
Disposal of a VIE's subsidiary	3,393															3,393
Distribution to a Shareholder due to under common control transaction	(12,963)						(12,963)							(12,963)
Balance at Dec. 31, 2016	3,201,178		¥ 65		¥ 165		2,725,675		(178,991)	228,145		237,293		3,012,352		188,826
Balance (in shares) at Dec. 31, 2016 | shares			406,290,853	406,290,853	1,003,326,973	1,003,326,973
Net (loss) income	1,375,663	$ 211,435										1,348,194		1,348,194		27,469
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders			¥ 2		¥ (2)
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders,shares | shares			13,749,910	13,749,910	(13,749,910)	(13,749,910)
Share-based compensation	73,289						73,289							73,289
Exercise and vesting of share-based awards	26,547		¥ 2		¥ 1		26,544							26,547
Exercise and vesting of share-based awards,shares | shares			14,673,174	14,673,174	3,128,262	3,128,262
Other comprehensive income	(148,737)	(22,861)								(143,939)				(143,939)		(4,798)
Share of reserves of an equity investee	436						436							436
Accretion of redeemable noncontrolling interests	(13,451)											(13,451)		(13,451)
Noncontrolling interest in connection with business acquisitions (Note 3)	13,167															13,167
Capital contribution from a noncontrolling interest shareholder	9,963						4,198							4,198		5,765
Share purchase from noncontrolling interest shareholders (note 3)	(226)						(226)							(226)
Cancellation of treasury stock			¥ (4)				(178,987)		¥ 178,991
Cancellation of treasury stock, shares | shares			(25,368,080)	(25,368,080)
Adoption of ASU 2016-09							(6,886)					6,886
Dividend declared by a consolidated subsidiary to noncontrolling interests	(17,826)															(17,826)
Repurchase of share-based awards from a noncontrolling shareholder	(14,039)											(14,039)		(14,039)
Balance at Dec. 31, 2017	¥ 4,505,964	$ 692,554	¥ 65	$ 10	¥ 164	$ 25	¥ 2,644,043	$ 406,382		¥ 84,206	$ 12,943	¥ 1,564,883	$ 240,518	¥ 4,293,361	$ 659,878	¥ 212,603	$ 32,676
Balance (in shares) at Dec. 31, 2017 | shares			409,345,857	409,345,857	992,705,325	992,705,325